Document And Entity Information	Mar. 09, 2022
Document Information [Line Items]
Entity, Registrant Name	Tidewater Inc.
Document, Type	8-K
Document, Period End Date	Mar. 09, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-6311
Entity, Tax Identification Number	72-0487776
Entity, Address, Address Line One	6002 Rogerdale Road
Entity, Address, Address Line Two	Suite 600
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77072
City Area Code	713
Local Phone Number	470-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000098222
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	TDW
Security Exchange Name	NYSE
SeriesAWarrantsToPurchaseSharesOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Warrants to purchase shares of common stock
Trading Symbol	TDW.WS.A
Security Exchange Name	NYSE
SeriesBWarrantsToPurchaseSharesOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Warrants to purchase shares of common stock
Trading Symbol	TDW.WS.B
Security Exchange Name	NYSE
WarrantsToPurchaseSharesOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase shares of common stock
Trading Symbol	TDW.WS
Security Exchange Name	NYSEAMER
PreferredStockPurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred stock purchase rights
Trading Symbol	N/A
Security Exchange Name	NYSE